Vessels and Equipment (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Additions to vessels and equipment	$ (2,224)	$ (410)
Newbuildings [Member]
Property, Plant and Equipment [Line Items]
Additions to vessels and equipment	$ 462,300